Cover Page	12 Months Ended
Oct. 31, 2019 shares
Cover [Abstract]
Document Type	40-F
Amendment Flag	false
Document Period End Date	Oct. 31, 2019
Document Fiscal Year Focus	2019
Document Fiscal Period Focus	FY
Trading Symbol	BMO
Entity Registrant Name	BANK OF MONTREAL /CAN/
Entity Central Index Key	0000927971
Current Fiscal Year End Date	--10-31
Entity Current Reporting Status	Yes
Entity Emerging Growth Company	false
Entity Common Stock, Shares Outstanding	639,232,276
Entity Interactive Data Current	Yes
Security Exchange Name	NYSE
Title of 12(b) Security	Common Shares
Entity Address, State or Province	ON
Entity Address, Country	CA